ACQUIRED INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 Technology rights for licensed seeds [Member] CNY	Sep. 30, 2013 Technology rights for licensed seeds [Member] CNY	Sep. 30, 2014 Distribution network [Member] CNY	Sep. 30, 2013 Distribution network [Member] CNY	Sep. 30, 2014 Others [Member] CNY	Sep. 30, 2013 Others [Member] CNY
Acquired Finite Lived Intangible Asset Gross		109,756	92,317	96,601	80,602	6,739	6,739	6,416	4,976
Accumulated amortization			(64,886)
Impairment provision		(4,314)	(4,314)
Acquired intangible assets, net	$ 5,671	34,891	23,117